Parent Company Activity	12 Months Ended
Dec. 31, 2014
Parent Company Activity [Abstract]
Parent Company Activity
Note 19.	Parent Company Activity

Surrey Bancorp owns all of the outstanding shares of the Bank. Condensed financial statements of Surrey Bancorp follow:

Condensed Balance Sheets
December 31, 2014 and 2013

	2014	2013

Assets

Cash and due from banks	$1,033,992	$89,528
Dividends receivable from subsidiary	-	867,000
Investment securities available for sale	585,968	566,816
Other assets	16,427	11,972
Investment in subsidiaries	35,972,759	33,483,275
	$37,609,146	$35,018,591

Liabilities and Capital
Liabilities
Dividends payable	$827,159	$790,259
Other liabilities	11,333	10,706
	838,492	800,965

Capital
Preferred stock	3,868,807	3,868,807
Common stock	12,101,480	12,061,153
Retained earnings	20,808,309	18,329,089
Accumulated other comprehensive loss	(7,942)	(41,423)
	36,770,654	34,217,626
	$37,609,146	$35,018,591

Condensed Statements of Income
For the years ended December 31, 2014 and 2013

	2014	2013

Income
Equity in undistributed income of subsidiary	$2,457,219	$1,790,589
Dividends from subsidiary	1,020,000	1,122,000
Gain (loss) on the sale of investment securities	(1,670)	9,206
Interest income	9	8
Dividend income	24,419	22,190
Total income	3,499,977	2,943,993

Expenses
Other expense	72,835	66,614
Income before income taxes	3,427,142	2,877,379
Income tax benefit	(16,427)	(11,972)
Net income	3,443,569	2,889,351

Preferred stock dividends	(183,423)	(183,423)
Net income available to common stockholders	$3,260,146	$2,705,928

Condensed Statements of Cash Flows
For the years ended December 31, 2014 and 2013

	2014	2013

Cash flows from operating activities
Net income	$3,443,569	$2,889,351
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(2,457,219)	(1,790,589)
(Gain) loss on the sale of investment securities	1,670	(9,206)
(Increase) decrease in dividends receivable from subsidiary	867,000	(867,000)
Net (increase) decrease in other assets	(4,455)	8,868
Net decrease in other liabilities	-	(942)
Net cash provided by operating activities	1,850,565	230,482

Cash flows from investing activities
Purchase of investment securities	(150,382)	(81,221)
Proceeds from the sale of investment securities	131,403	63,938
Net cash used by investing activities	(18,979)	(17,283)

Cash flows from financing activities
Common stock options exercised	40,327	-
Dividends paid	(927,449)	(183,296)
Net used by financing activities	(887,122)	(183,296)
Net increase (decrease) in cash and due from banks	944,464	29,903

Cash and due from banks, beginning	89,528	59,625
Cash and due from banks, ending	$1,033,992	$89,528